Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Pension adjustments, net of tax recoveries	$ (5,267)	$ (4,877)
Accumulated other comprehensive loss	(32,247)	(48,883)
Unrealized loss on qualifying cash flow hedging instruments	(26,980)	(44,006)
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	$ (32,247)	$ (48,883)